Note 8 - Debt (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Line of Credit Facilities [Table Text Block]
Date	Amount drawn
December 2015	3,850
March 2016	1,500
May 2016	600
June 2016	1,100
Total	7,050